Debt and Lease Liabilities - Maturities of Debt (Details) $ in Thousands	Dec. 31, 2022 MXN ($)
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement	$ 106,235,385
Unamortized Finance Costs	994,735
Not Later Than One Year
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement	1,000,000
Later Than One Year And Not Later Than Two Years
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement	10,000,000
Unamortized Finance Costs	32,757
Later Than Two Years And Not Later Than Three Years
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement	5,188,796
Unamortized Finance Costs	46,107
Later Than Three Years And Not Later Than Four Years [Member]
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement	8,492,800
Unamortized Finance Costs	14,489
Later Than Four Years And Not Later Than Five Years [Member]
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement	4,500,000
Unamortized Finance Costs	11,403
Later Than Five Years [Member]
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement	77,053,789
Unamortized Finance Costs	$ 889,979